INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS, NET [Abstract]
Schedule of Intangible Assets, Net
	US dollars
	December 31,			December 31,
(in thousands)	2014	2014	2014	2013
	Original amount	Accumulated amortization and impairment charges	Unamortized balance	Unamortized balance
GIS database	3,889	3,594	295	555
Brand name	1,181	1,049	132	163
Others	5,490	5,465	25	21
	10,560	10,108	452	739